RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Summary of the related party transactions

	Year ended December 31
	2025	2024
PJH Consulting, LLC (1)	$84,093	$—
EarthLabs Inc. (2)	—	18,000
Notz Capital Corp. (3)	46,921	177,310
(1)	Amounts incurred for administrative services provided by a close family member of Paul Huet, Chair of the Board of directors. PJH Consulting, LLC is a related entity of Paul Huet, Chair of the Board of Directors. These charges were included in general and administrative expenses.
(2)	EarthLabs Inc. is a related entity having the following common former director and officer to the Company: Denis Laviolette, Former Director and President. These costs were charged to exploration and evaluation expenses.
(3)	Notz Capital Corp. is a related entity of a director. These charges were charged to general and administrative expenses.

Summary of key management personnel compensation

Year ended December 31, 2025

	Salaries and		Share-based
	Consulting		Compensation	Bonus	Total
Keith Boyle, Chief Executive Officer	$425,806		$763,501	$—	$1,189,307
Collin Kettell, Former Executive Chairman and Chief Executive Officer	38,400		—	1,031,760	1,070,160
Melissa Render, President	360,000	(1)	392,015	—	752,015
Hashim Ahmed, Chief Financial Officer	106,795		86,273	—	193,068
Robert Assabgui, Chief Operating Officer	94,792		2,704	—	97,496
Greg Matheson, Former Chief Operating Officer	471,200	(2)	—	—	471,200
Ron Hampton, Former Chief Development Officer	562,529	(1)(3)	—	—	562,529
Michael Kanevsky, Former Chief Financial Officer	262,440	(4)	—	—	262,440
Vijay Mehta, Former Director	51,000		357,057	—	408,057
Chad Williams, Director	75,000		308,404	—	383,404
William Hayden, Director	84,000		457,216	—	541,216
Tamara Brown, Director	30,900		178,999	—	209,899
Dr. Andrew Furey, Director	36,000		169,162	—	205,162
Paul Huet, Director	168,186		3,470,771	—	3,638,957
Allen Palmiere, Director	15,000		74,577	—	89,577
	$2,782,048		$6,260,679	$1,031,760	$10,074,487
(1)	Salary recorded in exploration and evaluation expenses in the consolidated statement of loss and comprehensive loss.
(2)	Includes termination benefits of $424,080 in accordance with the terms of their management agreement.
(3)	Includes termination benefits of $505,440 in accordance with the terms of their management agreement.
(4)	Includes termination benefits of $174,960 in accordance with the terms of their management agreement.

Year ended December 31, 2024

	Salaries and		Share-based
	Consulting		Compensation	Bonus		Total
Colin Kettel, Executive Chairman and Chief Executive Officer	$388,800		$—	$129,600		$518,400
Melissa Render, President	15,000	(1)	—	—		15,000
Denis Laviolette, Former President	261,917		—	90,720		352,637
Michael Kanevsky, Chief Financial Officer	116,640		—	38,880		155,520
Greg Matheson, Chief Operating Officer	270,220		—	84,240		354,460
Ronald Hampton, Chief Development Officer	336,960	(1)	96,083	112,320	(1)	545,363
Non-Executive Directors	83,440		—	—		83,440
Former Non-Executive Directors	138,580		—	—		138,580
	$1,611,557		$96,083	$455,760		$2,163,400
(1)	Salary and bonus recorded in exploration and evaluation expenses in the consolidated statement of loss and comprehensive loss.